Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Mar. 31, 2024
Office equipment [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	2 years
Office furniture and fixtures [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	2 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	lesser of lease term or expected useful life